Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 17, 2025	Aug. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs			$ 7.0
Estimated weighted-average vesting term			3 years 1 month 6 days
Common stock reserved for future issuance			67,332,122
Common stock, shares outstanding			230,209,142	200,000,000
2024 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance		40,000,000
Non-qualified common stock, shares granted		40,000,000	50,000,000
Exercise price of non-qualified stock options granted		$ 1.58
Exercise price, weighted average term		10 years	8 years 8 months 12 days
Non-qualified stock options exchanged for existing options		50,000,000
Common stock exercise price adjustment		$ 1.26
Non-qualified stock options, intrinsic value			$ 686.8
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			0
2025 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	45,948,195
Outstanding common stock percentage	5.00%
Common stock, shares outstanding	22,974,097
Maximum number of shares issuable	137,844,585
2025 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	2,297,409
Purchase price of common stock, percent	85.00%
Outstanding common stock percentage	1.00%
Common stock, shares outstanding	2,871,761
2025 Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	2,400,000